Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Detail)	Dec. 31, 2020 USD ($)
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 1,730,377
Bank debt [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	195,000
Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	11,655
Non-revolving credit facility [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	208
Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	3,964
Rosemont [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150
Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
Marmato [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	110,000
Cozamin [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	150,000
Salobo [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	670,000
Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	130,000
Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	58,000
2021 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	192,914
2021 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	2,311
2021 [member] | Non-revolving credit facility [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	208
2021 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	895
2021 [member] | Marmato [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	38,000
2021 [member] | Cozamin [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	150,000
2021 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,500
2022 - 2024 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	683,955
2022 - 2024 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	8,722
2022 - 2024 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	2,733
2022 - 2024 [member] | Salobo [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	670,000
2022 - 2024 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	2,500
2025 - 2026 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	195,958
2025 - 2026 [member] | Bank debt [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	195,000
2025 - 2026 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	622
2025 - 2026 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	336
Sub-Total [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,072,827
Sub-Total [member] | Bank debt [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	195,000
Sub-Total [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	11,655
Sub-Total [member] | Non-revolving credit facility [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	208
Sub-Total [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	3,964
Sub-Total [member] | Marmato [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	38,000
Sub-Total [member] | Cozamin [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	150,000
Sub-Total [member] | Salobo [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	670,000
Sub-Total [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,000
No scheduled due date [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	657,550
No scheduled due date [member] | Rosemont [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150
No scheduled due date [member] | Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
No scheduled due date [member] | Marmato [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	72,000
No scheduled due date [member] | Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
No scheduled due date [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
No scheduled due date [member] | Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 58,000